Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	47 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Aztlan Global Stock Selection DM SMID ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%		13.70%
Aztlan North America Nearshoring Stock Selection ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	45.93%	18.16%
Solactive Aztlan Global Developed Markets SMID Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%		15.85%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	22.08%	16.89%
MSCI World SMID Cap Index Gross Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	20.71%		12.63%
Aztlan North America Nearshoring Price Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	46.84%	17.58%